Quarterly Holdings Report
for
Fidelity® Series International Index Fund
July 31, 2024
IIF-NPRT3-0924
1.9891252.105
Common Stocks - 96.6%
	Shares	Value ($)
Australia - 7.2%
Ampol Ltd.	6,289	137,652
ANZ Group Holdings Ltd.	79,371	1,507,831
APA Group unit	33,864	175,170
Aristocrat Leisure Ltd.	15,089	535,013
ASX Ltd.	5,117	217,407
Aurizon Holdings Ltd.	48,577	118,173
BHP Group Ltd.	133,842	3,717,454
BlueScope Steel Ltd.	11,696	169,493
Brambles Ltd.	36,753	373,979
CAR Group Ltd.	9,457	215,527
Cochlear Ltd.	1,729	390,096
Coles Group Ltd.	35,347	418,385
Commonwealth Bank of Australia	44,174	3,971,754
Computershare Ltd.	14,127	255,440
Dexus unit unit	28,372	130,248
Endeavour Group Ltd.	40,171	144,221
Fortescue Ltd.	44,691	551,489
Glencore PLC	273,688	1,518,651
Goodman Group unit	45,108	1,035,393
Insurance Australia Group Ltd.	63,006	304,901
Macquarie Group Ltd.	9,602	1,317,382
Medibank Private Ltd.	72,660	189,114
Mineral Resources Ltd.	4,637	164,597
Mirvac Group unit	104,111	145,698
National Australia Bank Ltd.	81,884	2,065,883
Northern Star Resources Ltd.	30,338	279,341
Orica Ltd.	12,828	150,664
Origin Energy Ltd.	45,459	311,846
Pilbara Minerals Ltd.	75,464	144,595
Pro Medicus Ltd.	1,516	142,522
Qantas Airways Ltd. (a)	21,067	88,998
QBE Insurance Group Ltd.	39,646	468,751
Ramsay Health Care Ltd.	4,851	147,417
REA Group Ltd.	1,395	186,667
Reece Ltd.	5,966	107,837
Rio Tinto Ltd.	9,796	752,588
Rio Tinto PLC	29,749	1,934,664
Santos Ltd.	85,709	446,793
Scentre Group unit	137,082	311,067
SEEK Ltd.	9,402	135,081
Seven Group Holdings Ltd.	5,258	134,719
Sonic Healthcare Ltd.	12,044	218,276
South32 Ltd.	119,530	239,741
Stockland Corp. Ltd. unit	62,991	189,488
Suncorp Group Ltd.	33,568	390,961
Telstra Group Ltd.	106,719	274,968
The GPT Group	50,539	153,021
The Lottery Corp. Ltd.	58,732	190,887
Transurban Group unit	81,606	694,295
Treasury Wine Estates Ltd.	21,417	172,970
Vicinity Centres unit	102,091	140,869
Washington H. Soul Pattinson & Co. Ltd.	6,192	143,749
Wesfarmers Ltd.	29,948	1,442,398
Westpac Banking Corp.	91,662	1,786,282
WiseTech Global Ltd.	4,400	273,524
Woodside Energy Group Ltd.	50,110	908,736
Woolworths Group Ltd.	32,239	727,353
TOTAL AUSTRALIA		33,462,019
Austria - 0.2%
Erste Group Bank AG	8,886	462,379
Mondi PLC	11,648	227,681
OMV AG	3,886	162,758
Verbund AG	1,797	143,915
Voestalpine AG	2,828	72,414
TOTAL AUSTRIA		1,069,147
Belgium - 0.8%
Ageas	4,213	201,257
Anheuser-Busch InBev SA NV	23,715	1,408,059
D'ieteren Group	567	130,336
Elia Group SA/NV	780	80,954
Groupe Bruxelles Lambert SA	2,321	173,321
KBC Group NV	6,607	512,257
Lotus Bakeries SA	11	119,524
Sofina SA	406	95,964
Syensqo SA	1,956	173,013
UCB SA	3,336	558,346
Umicore SA	5,527	75,908
Warehouses de Pauw	4,630	125,671
TOTAL BELGIUM		3,654,610
Brazil - 0.0%
Yara International ASA	4,370	124,564
Burkina Faso - 0.0%
Endeavour Mining PLC	4,849	107,842
Chile - 0.1%
Antofagasta PLC	10,407	270,250
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	97,710	284,519
Prosus NV	37,408	1,304,915
SITC International Holdings Co. Ltd.	35,000	77,949
Wharf Holdings Ltd.	28,000	76,873
Wilmar International Ltd.	50,722	120,667
TOTAL CHINA		1,864,923
Denmark - 3.6%
A.P. Moller - Maersk A/S:
Series A	80	129,942
Series B	118	195,212
Carlsberg A/S Series B	2,521	304,428
Coloplast A/S Series B	3,329	432,772
Danske Bank A/S	18,202	556,983
Demant A/S (a)	2,626	100,540
DSV A/S	4,518	828,197
Genmab A/S (a)	1,745	492,913
Novo Nordisk A/S Series B	86,122	11,410,545
Novonesis (NOVOZYMES) B Series B	9,846	626,852
ORSTED A/S (a)(b)	4,992	297,114
Pandora A/S	2,164	339,253
Rockwool International A/S Series B	245	108,298
Tryg A/S	9,210	201,687
Vestas Wind Systems A/S (a)	26,652	659,558
TOTAL DENMARK		16,684,294
Finland - 1.0%
Elisa Corp. (A Shares)	3,753	174,734
Fortum Corp.	11,838	181,798
Kesko Oyj	7,207	130,256
Kone OYJ (B Shares)	8,970	457,819
Metso Corp.	16,409	166,541
Neste OYJ	11,165	225,341
Nokia Corp.	140,737	553,083
Nordea Bank Abp (Helsinki Stock Exchange)	83,265	974,345
Orion Oyj (B Shares)	2,848	130,903
Sampo Oyj (A Shares)	11,912	521,730
Stora Enso Oyj (R Shares)	15,354	191,759
UPM-Kymmene Corp.	14,085	465,384
Wartsila Corp.	13,273	273,719
TOTAL FINLAND		4,447,412
France - 9.1%
Accor SA	5,116	196,944
Aeroports de Paris SA	914	120,185
Air Liquide SA	15,234	2,779,574
Airbus Group NV	15,682	2,373,106
Alstom SA	9,127	178,822
Amundi SA (b)	1,620	118,432
Arkema SA	1,584	143,314
AXA SA	47,925	1,682,639
bioMerieux SA	1,094	115,675
BNP Paribas SA	27,254	1,867,274
Bollore SA	18,798	117,182
Bouygues SA	5,000	172,835
Bureau Veritas SA	8,383	263,103
Capgemini SA	4,100	813,946
Carrefour SA	14,964	223,222
Compagnie de St.-Gobain	12,029	1,031,917
Compagnie Generale des Etablissements Michelin SCA Series B	17,925	709,631
Covivio	1,340	69,233
Credit Agricole SA	27,947	424,109
Danone SA	16,992	1,103,887
Dassault Aviation SA	521	104,933
Dassault Systemes SA	17,662	669,545
Edenred SA	6,587	274,529
Eiffage SA	1,939	193,270
Engie SA	48,201	757,728
EssilorLuxottica SA	7,786	1,783,869
Eurazeo SA	1,205	94,939
Gecina SA	1,213	120,381
Getlink SE	7,983	142,337
Hermes International SCA	836	1,830,332
Ipsen SA	996	112,104
Kering SA	1,965	603,526
Klepierre SA	5,675	162,634
L'Oreal SA	6,350	2,746,044
La Francaise des Jeux SAEM (b)	2,772	107,700
Legrand SA	6,968	752,871
LVMH Moet Hennessy Louis Vuitton SE	7,278	5,133,628
Orange SA	49,135	545,264
Pernod Ricard SA	5,398	724,406
Publicis Groupe SA	6,040	630,555
Remy Cointreau SA	598	47,186
Remy Cointreau SA rights (a)(c)	598	1,294
Renault SA	5,073	246,183
Rexel SA	5,951	151,480
Safran SA	9,021	1,981,848
Sartorius Stedim Biotech	771	154,325
SEB SA	661	66,207
Societe Generale Series A	19,071	494,644
Sodexo SA	2,335	221,244
Teleperformance	1,423	183,573
Thales SA	2,496	396,955
TotalEnergies SE	56,691	3,824,735
Unibail-Rodamco-Westfield NV	3,118	233,850
Veolia Environnement SA	18,186	571,290
VINCI SA	13,225	1,509,210
Vivendi SA	19,015	203,156
TOTAL FRANCE		42,282,805
Germany - 7.9%
adidas AG	4,275	1,070,137
Allianz SE	10,337	2,911,575
BASF AG	23,554	1,096,608
Bayer AG	25,927	771,346
Bayerische Motoren Werke AG (BMW)	8,419	780,855
Bechtle AG	2,162	95,652
Beiersdorf AG	2,660	386,333
Brenntag SE	3,429	244,260
Carl Zeiss Meditec AG	1,063	72,880
Commerzbank AG	27,820	454,333
Continental AG	2,903	177,965
Covestro AG (a)(b)	4,988	293,989
CTS Eventim AG	1,647	145,271
Daimler Truck Holding AG	14,116	546,001
Deutsche Bank AG	50,008	781,293
Deutsche Borse AG	5,014	1,026,709
Deutsche Lufthansa AG (d)	15,785	98,921
Deutsche Telekom AG	85,533	2,237,329
DHL Group	26,158	1,166,792
E.ON SE	59,248	831,331
Evonik Industries AG	6,761	137,305
Fresenius Medical Care AG & Co. KGaA	5,420	209,146
Fresenius SE & Co. KGaA (a)	11,147	400,399
GEA Group AG	4,092	180,863
Hannover Reuck SE	1,591	395,511
HeidelbergCement AG	3,603	376,209
Henkel AG & Co. KGaA	2,742	212,458
Infineon Technologies AG	34,464	1,197,216
Knorr-Bremse AG	1,914	153,916
LEG Immobilien AG	1,955	171,083
Mercedes-Benz Group AG (Germany)	21,177	1,399,895
Merck KGaA	3,411	612,060
MTU Aero Engines AG	1,420	402,179
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,601	1,775,556
Nemetschek SE	1,524	145,720
Puma AG	2,786	138,395
Rational AG	135	118,271
Rheinmetall AG	1,150	627,023
RWE AG	16,686	622,835
SAP SE	27,558	5,826,321
Scout24 AG (b)	1,979	156,778
Siemens AG	20,057	3,672,379
Siemens Energy AG (a)	15,820	460,731
Siemens Healthineers AG (b)	7,443	399,779
Symrise AG	3,504	442,740
Talanx AG	1,703	129,476
Volkswagen AG	776	91,560
Vonovia SE	19,348	594,888
Zalando SE (a)(b)	5,917	151,831
TOTAL GERMANY		36,392,103
Hong Kong - 1.6%
AIA Group Ltd.	296,645	1,984,217
CK Asset Holdings Ltd.	51,226	196,043
CK Infrastructure Holdings Ltd.	16,581	110,677
CLP Holdings Ltd.	43,236	371,078
Futu Holdings Ltd. ADR (a)	1,478	93,528
Hang Seng Bank Ltd.	20,176	247,524
Henderson Land Development Co. Ltd.	38,140	107,129
HKT Trust/HKT Ltd. unit	100,292	121,436
Hong Kong & China Gas Co. Ltd.	295,697	241,089
Hong Kong Exchanges and Clearing Ltd.	31,767	937,033
Hongkong Land Holdings Ltd.	29,130	94,090
Jardine Matheson Holdings Ltd.	4,175	146,960
Link (REIT)	67,444	284,871
MTR Corp. Ltd.	40,937	132,564
Power Assets Holdings Ltd.	36,803	234,587
Prudential PLC	72,563	654,837
Sino Land Ltd.	102,218	105,713
Sun Hung Kai Properties Ltd.	38,180	330,582
Swire Pacific Ltd. (A Shares)	11,356	97,893
Swire Properties Ltd.	30,965	48,987
Techtronic Industries Co. Ltd.	36,292	464,981
WH Group Ltd. (b)	220,077	143,096
Wharf Real Estate Investment Co. Ltd.	43,814	107,785
TOTAL HONG KONG		7,256,700
Ireland - 0.4%
AerCap Holdings NV	5,402	507,518
AIB Group PLC	44,921	257,663
Bank of Ireland Group PLC	27,463	311,336
Kerry Group PLC Class A	4,124	385,620
Kingspan Group PLC (Ireland)	4,111	384,405
TOTAL IRELAND		1,846,542
Israel - 0.6%
Azrieli Group	1,137	69,807
Bank Hapoalim BM (Reg.)	33,505	307,894
Bank Leumi le-Israel BM	40,170	346,828
Check Point Software Technologies Ltd. (a)	2,383	437,161
Elbit Systems Ltd. (Israel)	704	125,831
Global-e Online Ltd. (a)	2,633	90,365
Icl Group Ltd.	20,403	85,651
Israel Discount Bank Ltd. (Class A)	32,623	166,808
Mizrahi Tefahot Bank Ltd.	4,085	147,606
NICE Ltd. (a)	1,659	301,046
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	29,564	515,301
Wix.com Ltd. (a)	1,395	217,515
TOTAL ISRAEL		2,811,813
Italy - 2.4%
Amplifon SpA	3,286	104,554
Banco BPM SpA	33,986	235,401
Coca-Cola HBC AG	5,789	211,354
Davide Campari Milano NV	16,253	146,699
DiaSorin SpA	582	63,617
Enel SpA	214,644	1,532,381
Eni SpA	56,343	901,477
Ferrari NV (Italy)	3,327	1,369,686
FinecoBank SpA	16,126	274,002
Generali	26,910	696,922
Infrastrutture Wireless Italiane SpA (b)	8,869	98,672
Intesa Sanpaolo SpA	385,995	1,567,462
Leonardo SpA	10,680	254,401
Mediobanca SpA	13,456	218,369
Moncler SpA	5,803	345,919
Nexi SpA (a)(b)	15,585	95,736
Poste Italiane SpA (b)	12,056	163,291
Prysmian SpA	6,933	476,756
Recordati SpA	2,760	150,396
Snam SpA	53,216	254,299
Telecom Italia SpA (a)	266,705	65,435
Terna - Rete Elettrica Nazionale	37,127	308,990
UniCredit SpA	39,946	1,640,770
TOTAL ITALY		11,176,589
Japan - 22.6%
Advantest Corp.	20,232	895,496
AEON Co. Ltd.	17,291	394,522
AGC, Inc.	5,194	185,892
Aisin Seiki Co. Ltd.	4,574	157,245
Ajinomoto Co., Inc.	12,383	509,997
Ana Holdings, Inc.	4,263	81,542
Asahi Group Holdings	12,762	469,810
Asahi Kasei Corp.	33,093	238,642
Asics Corp.	17,996	297,321
Astellas Pharma, Inc.	47,713	553,373
Bandai Namco Holdings, Inc.	15,811	335,996
Bridgestone Corp.	15,084	615,030
Brother Industries Ltd.	6,174	128,298
Canon, Inc.	26,371	825,457
Capcom Co. Ltd.	9,188	196,388
Central Japan Railway Co.	20,400	480,970
Chiba Bank Ltd.	14,005	131,192
Chubu Electric Power Co., Inc.	16,995	214,282
Chugai Pharmaceutical Co. Ltd.	17,722	773,433
Concordia Financial Group Ltd.	27,726	174,744
Dai Nippon Printing Co. Ltd.	5,505	181,105
Dai-ichi Mutual Life Insurance Co.	23,911	729,054
Daifuku Co. Ltd.	8,010	146,560
Daiichi Sankyo Co. Ltd.	48,846	1,989,385
Daikin Industries Ltd.	6,917	1,003,011
Daito Trust Construction Co. Ltd.	1,509	182,676
Daiwa House Industry Co. Ltd.	14,750	417,696
Daiwa Securities Group, Inc.	35,156	290,251
DENSO Corp.	49,888	818,114
Dentsu Group, Inc.	5,363	141,815
Disco Corp.	2,444	817,266
East Japan Railway Co.	23,906	455,491
Eisai Co. Ltd.	6,621	252,498
ENEOS Holdings, Inc.	76,014	398,278
FANUC Corp.	25,105	744,282
Fast Retailing Co. Ltd.	4,591	1,265,504
Fuji Electric Co. Ltd.	3,311	186,233
FUJIFILM Holdings Corp.	29,500	701,390
Fujitsu Ltd.	46,480	844,085
Hamamatsu Photonics K.K.	3,741	108,605
Hankyu Hanshin Holdings, Inc.	6,075	174,579
Hikari Tsushin, Inc.	490	92,273
Hitachi Construction Machinery Co. Ltd.	2,883	71,807
Hitachi Ltd.	122,325	2,643,037
Honda Motor Co. Ltd.	118,414	1,265,203
Hoshizaki Corp.	2,868	90,881
Hoya Corp.	9,228	1,156,276
Hulic Co. Ltd.	10,100	99,210
Ibiden Co. Ltd.	2,977	116,115
Idemitsu Kosan Co. Ltd.	23,935	157,644
INPEX Corp.	24,910	384,648
Isuzu Motors Ltd.	15,426	208,669
Itochu Corp.	31,350	1,607,736
Japan Airlines Co. Ltd.	3,837	62,170
Japan Exchange Group, Inc.	13,063	306,699
Japan Post Bank Co. Ltd.	38,162	401,350
Japan Post Holdings Co. Ltd.	55,003	582,507
Japan Post Insurance Co. Ltd.	5,067	105,971
Japan Real Estate Investment Corp.	34	118,020
Japan Tobacco, Inc.	31,708	933,014
JFE Holdings, Inc.	15,220	222,948
Kajima Corp.	11,154	215,535
Kansai Electric Power Co., Inc.	18,580	318,011
Kao Corp.	12,306	538,876
Kawasaki Kisen Kaisha Ltd.	10,400	159,798
KDDI Corp.	39,500	1,188,556
Keisei Electric Railway Co.	3,419	102,259
Keyence Corp.	5,105	2,232,214
Kikkoman Corp.	17,910	224,125
Kintetsu Group Holdings Co. Ltd.	4,787	111,395
Kirin Holdings Co. Ltd.	20,474	289,453
Kobe Bussan Co. Ltd.	4,005	105,816
Koito Manufacturing Co. Ltd.	5,344	80,104
Komatsu Ltd.	24,468	695,566
Konami Group Corp.	2,655	199,761
Kubota Corp.	26,443	380,169
Kyocera Corp.	33,852	426,365
Kyowa Kirin Co., Ltd.	7,147	150,749
Lasertec Corp.	2,125	377,046
LY Corp.	70,517	176,428
M3, Inc.	11,638	108,667
Makita Corp.	5,873	193,591
Marubeni Corp.	37,572	707,097
MatsukiyoCocokara & Co.	9,100	148,857
Mazda Motor Corp.	14,972	129,140
McDonald's Holdings Co. (Japan) Ltd.	2,314	95,924
Meiji Holdings Co. Ltd.	6,182	156,123
Minebea Mitsumi, Inc.	9,611	231,186
Mitsubishi Chemical Group Corp.	35,747	211,131
Mitsubishi Corp.	88,205	1,821,614
Mitsubishi Electric Corp.	50,956	849,018
Mitsubishi Estate Co. Ltd.	29,684	505,932
Mitsubishi HC Capital, Inc.	21,278	154,892
Mitsubishi Heavy Industries Ltd.	84,620	1,014,262
Mitsubishi UFJ Financial Group, Inc.	293,021	3,384,496
Mitsui & Co. Ltd.	67,958	1,576,890
Mitsui Chemicals, Inc.	4,510	130,393
Mitsui Fudosan Co. Ltd.	70,423	729,572
Mitsui OSK Lines Ltd.	9,100	289,045
Mizuho Financial Group, Inc.	63,699	1,456,168
MonotaRO Co. Ltd.	6,622	93,611
MS&AD Insurance Group Holdings, Inc.	33,929	799,861
Murata Manufacturing Co. Ltd.	45,483	1,011,905
NEC Corp.	6,535	565,635
Nexon Co. Ltd.	8,914	191,996
Nidec Corp.	11,049	486,053
Nintendo Co. Ltd.	27,470	1,517,948
Nippon Building Fund, Inc.	40	154,601
Nippon Express Holdings, Inc.	1,923	95,152
Nippon Paint Holdings Co. Ltd.	25,005	159,873
Nippon Prologis REIT, Inc.	60	98,969
Nippon Sanso Holdings Corp.	4,550	150,953
Nippon Steel Corp.	22,582	490,309
Nippon Telegraph & Telephone Corp.	788,525	840,342
Nippon Yusen KK	12,165	392,004
Nissan Chemical Corp.	3,307	106,704
Nissan Motor Co. Ltd.	61,864	196,364
Nissin Food Holdings Co. Ltd.	5,318	158,789
Nitori Holdings Co. Ltd.	2,135	261,101
Nitto Denko Corp.	3,763	326,755
Nomura Holdings, Inc.	79,285	488,841
Nomura Real Estate Holdings, Inc.	2,893	81,901
Nomura Real Estate Master Fund, Inc.	106	104,511
Nomura Research Institute Ltd.	9,939	309,837
NTT Data Corp.	16,645	259,236
Obayashi Corp.	17,093	224,420
OBIC Co. Ltd.	1,716	261,172
Olympus Corp.	30,453	525,743
OMRON Corp.	4,611	171,040
Ono Pharmaceutical Co. Ltd.	9,921	146,358
Oracle Corp. Japan	1,064	86,864
Oriental Land Co. Ltd.	28,770	823,672
ORIX Corp.	30,504	737,881
Osaka Gas Co. Ltd.	9,736	220,366
Otsuka Corp.	6,050	134,525
Otsuka Holdings Co. Ltd.	11,054	563,404
Pan Pacific International Holdings Ltd.	10,094	265,548
Panasonic Holdings Corp.	61,509	503,832
Rakuten Group, Inc. (a)	39,546	232,004
Recruit Holdings Co. Ltd.	39,173	2,246,309
Renesas Electronics Corp.	39,503	680,395
Resona Holdings, Inc.	55,677	399,256
Ricoh Co. Ltd.	14,525	135,218
ROHM Co. Ltd.	8,684	118,778
SBI Holdings, Inc. Japan	7,197	189,431
Screen Holdings Co. Ltd.	2,100	177,954
SCSK Corp.	4,158	81,978
Secom Co. Ltd.	5,549	354,319
Seiko Epson Corp.	7,644	132,321
Sekisui Chemical Co. Ltd.	10,098	153,251
Sekisui House Ltd.	15,734	394,237
Seven & i Holdings Co. Ltd.	59,077	707,433
SG Holdings Co. Ltd.	8,537	86,820
Shimadzu Corp.	6,274	186,706
SHIMANO, Inc.	2,024	361,146
Shin-Etsu Chemical Co. Ltd.	47,570	2,113,568
Shionogi & Co. Ltd.	6,641	292,132
Shiseido Co. Ltd.	10,569	330,296
Shizuoka Financial Group	11,599	115,854
SMC Corp.	1,496	727,902
SoftBank Corp.	75,313	982,440
SoftBank Group Corp.	27,124	1,657,613
Sompo Holdings, Inc.	23,577	537,601
Sony Group Corp.	32,913	2,923,288
Subaru Corp.	15,928	306,240
Sumco Corp.	9,249	152,057
Sumitomo Corp.	27,475	682,686
Sumitomo Electric Industries Ltd.	18,844	285,055
Sumitomo Metal Mining Co. Ltd.	6,486	197,785
Sumitomo Mitsui Financial Group, Inc.	32,987	2,382,088
Sumitomo Mitsui Trust Holdings, Inc.	17,310	437,542
Sumitomo Realty & Development Co. Ltd.	7,522	248,623
Suntory Beverage & Food Ltd.	3,632	131,456
Suzuki Motor Corp.	41,472	476,604
Sysmex Corp.	13,340	218,393
T&D Holdings, Inc.	12,896	241,745
Taisei Corp.	4,416	187,553
Takeda Pharmaceutical Co. Ltd.	41,778	1,172,888
TDK Corp.	10,251	715,134
Terumo Corp.	35,460	635,740
TIS, Inc.	5,572	120,140
Toho Co. Ltd.	2,990	107,378
Tokio Marine Holdings, Inc.	49,568	1,944,708
Tokyo Electric Power Co., Inc. (a)	40,325	201,978
Tokyo Electron Ltd.	12,450	2,605,131
Tokyo Gas Co. Ltd.	9,515	208,470
Tokyu Corp.	13,217	160,129
Toppan Holdings, Inc.	6,038	170,792
Toray Industries, Inc.	36,602	190,296
Toto Ltd.	3,735	102,844
Toyota Industries Corp.	3,841	328,961
Toyota Motor Corp.	279,890	5,376,899
Toyota Tsusho Corp.	16,771	335,303
Trend Micro, Inc.	3,520	168,722
Unicharm Corp.	10,674	357,586
West Japan Railway Co.	11,640	229,157
Yakult Honsha Co. Ltd.	6,728	138,598
Yamaha Motor Co. Ltd.	23,616	219,912
Yamato Holdings Co. Ltd.	6,612	80,303
Yaskawa Electric Corp.	6,298	219,194
Yokogawa Electric Corp.	6,079	153,873
Zensho Holdings Co. Ltd.	2,600	105,992
ZOZO, Inc.	3,582	104,863
TOTAL JAPAN		104,429,054
Jordan - 0.0%
Hikma Pharmaceuticals PLC	4,392	107,502
Korea (South) - 0.0%
Delivery Hero AG (a)(b)	5,065	112,687
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	12,378	280,514
Eurofins Scientific SA	3,565	211,585
TOTAL LUXEMBOURG		492,099
Macau - 0.1%
Galaxy Entertainment Group Ltd.	57,635	242,333
Sands China Ltd. (a)	64,062	120,206
TOTAL MACAU		362,539
Netherlands - 4.4%
ABN AMRO Bank NV GDR (Bearer) (b)	11,412	199,031
Adyen BV (a)(b)	574	702,139
AEGON NV	35,875	232,156
Akzo Nobel NV	4,500	278,245
Argenx SE (a)	1,568	801,697
ASM International NV (Netherlands)	1,239	849,599
ASML Holding NV (Netherlands)	10,545	9,706,184
ASR Nederland NV	4,176	209,568
BE Semiconductor Industries NV	2,034	262,284
Euronext NV (b)	2,119	214,422
EXOR NV	2,624	268,647
Heineken Holding NV	3,419	251,984
Heineken NV (Bearer)	7,600	674,623
IMCD NV	1,503	216,341
ING Groep NV (Certificaten Van Aandelen)	87,172	1,582,255
JDE Peet's BV	3,238	71,068
Koninklijke Ahold Delhaize NV	24,908	802,416
Koninklijke KPN NV	104,083	410,106
Koninklijke Philips Electronics NV	21,217	595,979
NN Group NV	7,253	363,749
OCI NV	2,804	67,521
Randstad NV	2,863	139,308
Universal Music Group NV	21,713	517,301
Wolters Kluwer NV	6,557	1,100,638
TOTAL NETHERLANDS		20,517,261
New Zealand - 0.3%
Auckland International Airport Ltd.	35,132	156,398
Fisher & Paykel Healthcare Corp.	15,552	299,424
Mercury Nz Ltd.	18,533	75,886
Meridian Energy Ltd.	34,142	132,077
Spark New Zealand Ltd.	47,824	122,907
Xero Ltd. (a)	3,819	345,096
TOTAL NEW ZEALAND		1,131,788
Norway - 0.5%
Aker BP ASA	8,340	202,488
DNB Bank ASA	22,390	462,756
Equinor ASA	23,777	629,620
Gjensidige Forsikring ASA	5,274	89,233
Kongsberg Gruppen ASA	2,321	233,151
Mowi ASA	12,282	207,353
Norsk Hydro ASA	35,016	194,229
Orkla ASA	18,499	156,156
Salmar ASA	1,742	100,267
Telenor ASA	16,615	197,968
TOTAL NORWAY		2,473,221
Poland - 0.0%
InPost SA (a)	5,278	91,280
Portugal - 0.2%
Energias de Portugal SA	82,807	340,548
Galp Energia SGPS SA	12,265	258,242
Jeronimo Martins SGPS SA	7,474	130,633
TOTAL PORTUGAL		729,423
Singapore - 1.4%
CapitaLand Ascendas REIT	98,551	200,538
CapitaLand Integrated Commercial Trust	142,023	220,998
CapitaLand Investment Ltd.	68,653	138,672
DBS Group Holdings Ltd.	52,597	1,439,758
Genting Singapore Ltd.	159,594	101,485
Grab Holdings Ltd. (a)	55,486	183,104
Keppel Ltd.	38,416	190,830
Oversea-Chinese Banking Corp. Ltd.	89,328	992,385
Sea Ltd. ADR Class A (a)	9,666	635,056
Sembcorp Industries Ltd.	23,600	84,216
Singapore Airlines Ltd.	39,262	204,725
Singapore Exchange Ltd.	22,589	166,456
Singapore Technologies Engineering Ltd.	41,193	136,211
Singapore Telecommunications Ltd.	217,862	501,994
STMicroelectronics NV (France)	17,869	591,765
United Overseas Bank Ltd.	33,366	807,504
TOTAL SINGAPORE		6,595,697
South Africa - 0.2%
Anglo American PLC (United Kingdom)	33,535	1,016,658
Spain - 2.5%
Acciona SA	653	84,452
ACS Actividades de Construccion y Servicios SA	5,798	258,902
Aena SME SA (b)	1,979	375,024
Amadeus IT Holding SA Class A	11,889	781,534
Banco Bilbao Vizcaya Argentaria SA	154,066	1,614,799
Banco de Sabadell SA	143,563	303,284
Banco Santander SA (Spain)	417,644	2,014,778
CaixaBank SA	98,991	577,339
Cellnex Telecom SA (b)	13,051	455,176
EDP Renovaveis SA	8,236	127,818
Endesa SA	8,381	162,359
Grifols SA (a)	7,909	79,586
Iberdrola SA	156,785	2,070,848
Industria de Diseno Textil SA	28,788	1,398,777
Redeia Corp. SA	10,704	189,637
Repsol SA	32,126	458,211
Telefonica SA	121,388	549,795
TOTAL SPAIN		11,502,319
Sweden - 3.1%
Alfa Laval AB	7,636	337,264
ASSA ABLOY AB (B Shares)	26,452	805,577
Atlas Copco AB:
(A Shares)	70,999	1,263,616
(B Shares)	41,068	642,526
Beijer Ref AB (B Shares)	9,523	151,170
Boliden AB	7,219	220,159
Epiroc AB:
(A Shares)	17,397	324,722
(B Shares)	10,287	172,808
EQT AB	9,858	319,327
Essity AB (B Shares)	16,082	452,462
Evolution AB (b)	4,855	470,300
Fastighets AB Balder (a)	17,488	128,712
Getinge AB (B Shares)	6,037	117,761
H&M Hennes & Mauritz AB (B Shares) (d)	15,151	235,205
Hexagon AB (B Shares)	54,797	558,077
Holmen AB (B Shares)	2,012	79,058
Husqvarna AB (B Shares)	9,288	62,757
Industrivarden AB:
(A Shares)	3,264	111,856
(C Shares)	4,147	140,528
Indutrade AB	7,211	211,700
Investment AB Latour (B Shares)	3,906	114,636
Investor AB (B Shares)	45,681	1,295,885
L E Lundbergforetagen AB (B Shares)	2,006	101,338
Lifco AB (B Shares)	6,150	182,389
Nibe Industrier AB (B Shares)	39,997	175,574
Saab AB (B Shares)	8,453	195,188
Sagax AB	5,797	143,122
Sandvik AB	28,139	576,057
Securitas AB (B Shares)	12,980	139,506
Skandinaviska Enskilda Banken AB (A Shares)	41,879	645,243
Skanska AB (B Shares)	8,979	175,317
SKF AB (B Shares)	8,995	167,104
Svenska Cellulosa AB SCA (B Shares)	15,993	217,437
Svenska Handelsbanken AB (A Shares)	38,492	388,533
Swedbank AB (A Shares)	22,406	477,026
Swedish Orphan Biovitrum AB (a)	5,143	134,372
Tele2 AB (B Shares)	14,158	145,689
Telefonaktiebolaget LM Ericsson (B Shares)	73,212	503,396
Telia Co. AB	62,251	180,954
Trelleborg AB (B Shares)	5,681	211,024
Volvo AB:
(A Shares)	5,288	137,370
(B Shares)	41,917	1,069,727
Volvo Car AB (a)	19,270	54,575
TOTAL SWEDEN		14,237,047
Switzerland - 6.1%
ABB Ltd. (Reg.)	42,218	2,343,379
Adecco SA (Reg.)	4,445	151,720
Avolta AG	2,416	91,159
Bachem Holding AG (B Shares)	891	80,243
Baloise Holdings AG	1,208	216,759
Banque Cantonale Vaudoise	795	84,595
Barry Callebaut AG	94	151,535
BKW AG	557	100,771
Chocoladefabriken Lindt & Spruengli AG	24	301,042
Chocoladefabriken Lindt & Spruengli AG	3	371,176
Clariant AG (Reg.)	5,693	84,771
Compagnie Financiere Richemont SA Series A	14,187	2,163,963
DSM-Firmenich AG	4,907	626,916
Ems-Chemie Holding AG	185	154,597
Geberit AG (Reg.)	882	563,113
Givaudan SA	244	1,197,275
Helvetia Holding AG (Reg.)	979	146,334
Julius Baer Group Ltd.	5,437	297,554
Kuehne & Nagel International AG	1,275	395,827
Logitech International SA (Reg.)	4,112	370,935
Lonza Group AG	1,965	1,315,000
Novartis AG	52,014	5,806,211
Partners Group Holding AG	599	808,334
Sandoz Group AG	10,806	468,691
Schindler Holding AG:
(participation certificate)	1,072	287,007
(Reg.)	622	163,339
SGS SA (Reg.)	3,956	433,121
Sig Group AG	8,070	169,629
Sika AG	4,024	1,223,131
Sonova Holding AG	1,338	410,508
Straumann Holding AG	2,946	379,892
Swatch Group AG (Bearer)	765	157,556
Swatch Group AG (Bearer) (Reg.)	1,381	56,011
Swiss Life Holding AG	779	597,995
Swiss Prime Site AG	2,039	204,539
Swisscom AG	684	419,245
Temenos AG	1,686	116,978
UBS Group AG	86,798	2,636,325
VAT Group AG (b)	713	357,658
Zurich Insurance Group Ltd.	3,862	2,126,025
TOTAL SWITZERLAND		28,030,859
United Arab Emirates - 0.0%
NMC Health PLC (a)(e)	941	0
United Kingdom - 10.7%
3i Group PLC	25,688	1,033,447
Admiral Group PLC	6,870	243,226
Ashtead Group PLC	11,541	831,143
Associated British Foods PLC	8,931	284,965
AstraZeneca PLC (United Kingdom)	40,912	6,499,726
Auto Trader Group PLC (b)	23,783	249,124
Aviva PLC	71,425	459,286
BAE Systems PLC	79,855	1,331,831
Barclays PLC	396,596	1,185,944
Barratt Developments PLC	25,714	174,076
Berkeley Group Holdings PLC	2,796	182,530
British American Tobacco PLC (United Kingdom)	52,991	1,880,175
BT Group PLC	170,706	309,097
Bunzl PLC	8,919	373,556
Burberry Group PLC	9,464	94,714
Centrica PLC	140,856	240,018
CK Hutchison Holdings Ltd.	70,556	368,592
Coca-Cola Europacific Partners PLC	5,448	401,899
Compass Group PLC	44,944	1,384,051
Croda International PLC	3,501	181,919
DCC PLC (United Kingdom)	2,608	179,705
Diageo PLC	58,722	1,827,134
Entain PLC	16,862	123,775
Flutter Entertainment PLC (a)	4,683	925,610
Halma PLC	10,019	342,864
Hargreaves Lansdown PLC	9,388	133,360
HSBC Holdings PLC (United Kingdom)	498,284	4,531,446
Imperial Brands PLC	21,661	597,017
Informa PLC	35,913	401,292
InterContinental Hotel Group PLC	4,305	433,710
Intertek Group PLC	4,260	276,560
J Sainsbury PLC	43,899	155,420
JD Sports Fashion PLC	68,395	115,710
Kingfisher PLC	49,406	175,645
Land Securities Group PLC	18,667	152,503
Legal & General Group PLC	157,790	469,996
Lloyds Banking Group PLC	1,671,344	1,276,824
London Stock Exchange Group PLC	12,015	1,462,535
M&G PLC	59,653	162,806
Melrose Industries PLC	34,604	261,929
National Grid PLC	126,797	1,608,823
NatWest Group PLC	172,678	819,269
Next PLC	3,187	371,766
Pearson PLC	16,117	218,675
Persimmon PLC	8,435	172,251
Phoenix Group Holdings PLC	18,494	130,049
Reckitt Benckiser Group PLC	18,646	1,003,036
RELX PLC (London Stock Exchange)	49,543	2,338,306
Rentokil Initial PLC	66,624	406,817
Rolls-Royce Holdings PLC (a)	222,115	1,286,091
Sage Group PLC	26,512	370,136
Schroders PLC	21,275	107,431
Segro PLC	33,545	394,928
Severn Trent PLC	7,103	234,765
Smith & Nephew PLC	23,076	332,590
Smiths Group PLC	9,152	210,129
Spirax-Sarco Engineering PLC	1,943	226,303
SSE PLC	28,855	697,563
Standard Chartered PLC (United Kingdom)	58,256	575,469
Taylor Wimpey PLC	93,374	191,279
Tesco PLC	185,756	792,151
Unilever PLC	66,117	4,063,201
United Utilities Group PLC	17,993	239,120
Vodafone Group PLC	607,437	568,409
Whitbread PLC	4,868	182,109
Wise PLC (a)	16,229	149,485
WPP PLC	28,464	274,566
TOTAL UNITED KINGDOM		49,679,877
United States of America - 9.1%
Alcon, Inc. (Switzerland)	13,188	1,252,766
BP PLC	443,988	2,624,463
CSL Ltd.	12,753	2,583,010
CyberArk Software Ltd. (a)	1,117	286,376
Experian PLC	24,241	1,144,306
Ferrovial SE	13,683	544,062
GSK PLC	109,386	2,124,143
Haleon PLC	180,757	810,768
Holcim AG	13,755	1,285,410
James Hardie Industries PLC CDI (a)	11,498	411,070
Monday.com Ltd. (a)	968	222,456
Nestle SA (Reg. S)	70,463	7,137,384
QIAGEN NV (Germany)	5,842	260,993
Roche Holding AG:
(Bearer)	846	298,594
(participation certificate)	18,540	6,002,503
Sanofi SA	30,041	3,097,003
Schneider Electric SA	14,362	3,461,748
Shell PLC (London)	168,988	6,161,959
Stellantis NV (Italy)	58,471	974,769
Swiss Re Ltd.	7,960	983,494
Tenaris SA	12,462	197,733
TOTAL UNITED STATES OF AMERICA		41,865,010
TOTAL COMMON STOCKS (Cost $367,979,230)		446,825,934

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,552	133,280
Dr. Ing. h.c. F. Porsche AG Series F (b)	3,006	226,354
Henkel AG & Co. KGaA	4,467	382,402
Porsche Automobil Holding SE (Germany)	4,041	180,631
Sartorius AG (non-vtg.)	692	196,741
Volkswagen AG	5,446	607,790

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,076,930)		1,727,198

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (g) (Cost $414,728)	416,000	414,720

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	11,786,755	11,789,113
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	240,880	240,904
TOTAL MONEY MARKET FUNDS (Cost $12,030,017)		12,030,017

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $382,500,905)	460,997,869
NET OTHER ASSETS (LIABILITIES) - 0.3% (j)	1,473,892
NET ASSETS - 100.0%	462,471,761

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	117	Sep 2024	13,979,745	133,103	133,103

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,388,333 or 1.2% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $414,720.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $33,163 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,736,920	81,820,328	82,768,667	434,273	532	-	11,789,113	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	16,128,622	15,887,718	14,142	-	-	240,904	0.0%
Total	12,736,920	97,948,950	98,656,385	448,415	532	-	12,030,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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